RELATED PARTY TRANSACTIONS (Schedule of Related Party Transactions) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction One [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	$ 5,186,623	$ 813,536	$ 4,035,969
Related Party Transaction Two [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	2,515,520	1,627,075	1,937,265
Related Party Transaction Three [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	$ 4,159,157	5,694,761	3,228,775
Related Party Transaction Four [Member]
Related Party Transaction [Line Items]
Related party transaction, amount		14,806,378	3,228,775
Related Party Transaction Five [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	$ 32,348,999	$ 4,881,224	$ 4,843,162
Related Party Transaction Six [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	$ 12,323,428
Related Party Transaction Seven [Member]
Related Party Transaction [Line Items]
Related party transaction, amount			$ 2,056,102
Related Party Transaction Eight [Member]
Related Party Transaction [Line Items]
Related party transaction, amount		$ 1,627,075
Related Party Transaction Nine [Member]
Related Party Transaction [Line Items]
Related party transaction, amount		3,254,149
Related Party Transaction Ten [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	$ 2,515,520	$ 1,627,075	$ 1,937,265
Related Party Transaction Eleven [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	7,702,143
Related Party Transaction Twelve [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	$ 1,540,429
Related Party Transaction Thirteen [Member]
Related Party Transaction [Line Items]
Related party transaction, amount			$ 5,148,724
Related Party Transaction Fourteen [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	$ 16,944,714	$ 15,457,208	11,300,712
Related Party Transaction Fifteen [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	$ 34,081,982	$ 21,314,676	$ 17,550,330